Summary of Significant Accounting Policies - Schedule of Net Income (Loss) Per Share (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Income (Loss) Per Share [Line Items]
Net loss					$ (1,664,000)	$ (2,616,000)	$ (4,690,000)	$ (3,261,000)
Denominators:
Weighted-average shares outstanding (in Shares)					160,000,000	160,000,000	160,000,000	160,000,000
Weighted-average shares outstanding (in Shares)					160,000,000	160,000,000	160,000,000	160,000,000
Basic net income/ (loss) per share (in Dollars per share)					$ (0.01)	$ (0.02)	$ (0.03)	$ (0.02)
Diluted net income/ (loss) per share (in Dollars per share)					$ (0.01)	$ (0.02)	$ (0.03)	$ (0.02)
Denali Capital Acquisition Corp [Member]
Schedule of Net Income (Loss) Per Share [Line Items]
Net loss	$ (385,122)	$ (194,603)	$ 448,912	$ 264,330	$ (579,725)	$ 713,242	$ (167,306)	$ 632,536
Accretion of temporary equity to redemption value	(20,704)		(790,157)		(144,866)	(1,594,042)	(1,968,370)	(5,643,271)
Net loss including accretion of temporary equity	(405,826)		(341,245)		(724,591)	(880,800)	$ (2,135,676)	$ (5,010,735)
Denominators:
Basic net income/ (loss) per share (in Dollars per share)							$ (0.4)	$ (0.5)
Denali Capital Acquisition Corp [Member] | Redeemable Common Stock [Member]
Schedule of Net Income (Loss) Per Share [Line Items]
Accretion of temporary equity to redemption value	20,704		790,157		144,866	1,594,042	$ 1,968,370	$ 5,643,271
Numerators:
Allocation of net loss including accretion of temporary equity	(18,310)		(217,783)		(104,431)	(562,129)	(1,098,113)	(3,720,244)
Allocation of net income/(loss)	$ 2,394		$ 572,374		$ 40,435	$ 1,031,913	$ 870,257	$ 1,923,027
Denominators:
Weighted-average shares outstanding (in Shares)	121,552		4,537,829		433,193	4,537,829
Weighted-average shares outstanding (in Shares)	121,552		4,537,829		433,193	4,537,829	2,722,627	7,416,033
Basic net income/ (loss) per share (in Dollars per share)	$ 0.02		$ 0.13		$ 0.09	$ 0.23
Diluted net income/ (loss) per share (in Dollars per share)	$ 0.02		$ 0.13		$ 0.09	$ 0.23	$ 0.32	$ 0.26
Denali Capital Acquisition Corp [Member] | Non- Redeemable Common Stock [Member]
Schedule of Net Income (Loss) Per Share [Line Items]
Accretion of temporary equity to redemption value
Numerators:
Allocation of net loss including accretion of temporary equity	(387,516)		(123,462)		(620,160)	(318,671)	$ (1,037,563)	$ (1,290,491)
Allocation of net income/(loss)	$ (387,516)		$ (123,462)		$ (620,160)	$ (318,671)	$ (1,037,563)	$ (1,290,491)
Denominators:
Weighted-average shares outstanding (in Shares)	2,572,500		2,572,500		2,572,500	2,572,500
Weighted-average shares outstanding (in Shares)	2,572,500		2,572,500		2,572,500	2,572,500	2,572,500	2,572,500
Basic net income/ (loss) per share (in Dollars per share)	$ (0.15)		$ (0.05)		$ (0.24)	$ (0.12)
Diluted net income/ (loss) per share (in Dollars per share)	$ (0.15)		$ (0.05)		$ (0.24)	$ (0.12)	$ (0.4)	$ (0.5)